CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	2 Months Ended	12 Months Ended		43 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		19 Months Ended	50 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Jul. 31, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
EXPENSES
General & Administrative Expenses	$ 3,022	$ 12,874	$ 29,259	$ 89,400	$ 51,026	$ 483	$ (6,477)	$ 4,751	$ 14,958	$ 15,322	$ 19,796	$ 35,118	$ 39,869
Mineral property costs	0	0	0	0
Total Expenses	3,022	12,874	29,259	89,400						15,322	19,796	35,118
Net loss from continuing operations					(51,026)	(483)	6,477	(4,751)	(14,958)				(39,869)
Interest Expense					12,869	0	0	0	0				0
Bargain purchase gain					(89,553)	0	0	0	0				0
Net Income (loss)	(3,022)	(12,874)	(29,259)	(89,400)	25,658	(483)	6,477	(4,751)	(14,958)	(15,322)	(19,796)	(35,118)	(39,869)
Other Comprehensive income,
Foreign currency translation adjustment										1,538	69	1,607
Comprehensive loss										$ (13,784)	$ (19,727)	$ (33,511)
LOSS PER SHARE:
Basic and Diluted Loss per Common Share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	67,149,000	67,149,000	67,149,000		64,807,689	2,564,000	2,564,000	2,564,000	2,564,000	2,564,000	2,564,000